Stockholders' Equity - Additional Information (Detail) - USD ($)		12 Months Ended
	Mar. 08, 2017	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock based compensation expense related to Restricted Stock Units and stock options		$ 543,098	$ 1,865,993
Number of outstanding common stock warrants		64,868,959
Weighted average exercise price of outstanding common stock warrants		$ 0.13
Weighted average remaining life of outstanding common stock warrants		2 years 1 month 6 days
Weighted average grant date fair value of options granted		$ 0.24	$ 0.00
RSUs vested		758,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares issued to employees including company's executive officers, current and former Board members, and contractors in associated with vested RSUs	15,739,594
Common shares withheld from issuance representing estimated income taxes	10,802,144
Total stock based compensation expense related to Restricted Stock Units and stock options		$ 543,089	$ 1,865,993
Unamortized stock-based compensation cost related to unpaid RSUs		$ 100,000
RSUs vested	26,541,738
Shares withheld from issuance representing estimated income taxes, value	$ 3,700,000
RSU recipient portions of tax withholdings in amount	$ 3,700,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted vesting period		3 years
Period during which options are exercisable		10 years
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price as percentage of fair market value of shares		100.00%
More Than 10% Common Stock Owners [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price as percentage of fair market value of shares		110.00%
Minimum percentage of the company's voting stock ownership for 110% exercise price of stock options		10.00%
More Than 10% Common Stock Owners [Member] | Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period during which options are exercisable		5 years
Two Thousand Fourteen Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized to be issued under Equity Incentive Plan		32,583,475
Two Thousand Fourteen Equity Incentive Plan [Member] | Mayne Pharma [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option awards		43,583,475
Stock options awarded, Shares		11